Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds VII, Inc.
Entity Central Index Key	0000202741
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005808 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	MAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	8.81%	18.14%	1.71%	2.61%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 77,207,603
Holdings Count | Holding	63
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$77,207,603
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	20.2%
China	19.9%
India	11.6%
South Korea	7.7%
South Africa	7.5%
Brazil	6.1%
United States	5.8%
Mexico	5.4%
Hong Kong	4.1%
Indonesia	4.1%
Other#	7.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)Excludes short-term securities.
C000005805 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Emerging Markets Equity Fund
Class Name	Investor A Shares
Trading Symbol	MDPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	8.71%	17.81%	1.45%	2.36%
Investor A Shares (with sales charge)	3.00	11.62	0.36	1.81
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 77,207,603
Holdings Count | Holding	63
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$77,207,603
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	20.2%
China	19.9%
India	11.6%
South Korea	7.7%
South Africa	7.5%
Brazil	6.1%
United States	5.8%
Mexico	5.4%
Hong Kong	4.1%
Indonesia	4.1%
Other#	7.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)Excludes short-term securities.
C000198217 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Emerging Markets Equity Fund
Class Name	Class K Shares
Trading Symbol	MPCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$43	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	8.84%	18.13%	1.74%	2.63%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 77,207,603
Holdings Count | Holding	63
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$77,207,603
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	20.2%
China	19.9%
India	11.6%
South Korea	7.7%
South Africa	7.5%
Brazil	6.1%
United States	5.8%
Mexico	5.4%
Hong Kong	4.1%
Indonesia	4.1%
Other#	7.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)
Excludes short-term securities.

C000005809 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Emerging Markets Equity Fund
Class Name	Class R Shares
Trading Symbol	MRPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$71	1.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	8.43%	17.39%	1.12%	1.96%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 77,207,603
Holdings Count | Holding	63
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$77,207,603
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	20.2%
China	19.9%
India	11.6%
South Korea	7.7%
South Africa	7.5%
Brazil	6.1%
United States	5.8%
Mexico	5.4%
Hong Kong	4.1%
Indonesia	4.1%
Other#	7.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)
Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.